Employee and Director Stock Purchase Plans	12 Months Ended
Dec. 31, 2013
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Employee and Director Stock Purchase Plans

16. EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

In 1997, the Company adopted an Employee Stock Purchase Plan (“ESPP”) and a Directors Stock Purchase Plan (“DSPP”) (collectively, the “Purchase Plans”). Under the ESPP, as amended and restated in 2009, 323,254 shares were reserved for issuance. Under the DSPP, as amended and restated in 2013, 319,216 shares were reserved for issuance. Under the terms of the Purchase Plans, the Company grants participants an option to purchase shares of Company common stock with an exercise price equal to 95% of market prices. Under the ESPP, employees are permitted, through payroll deduction, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Under the DSPP, directors are permitted to remit funds, on a regular basis, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Participants incur no brokerage commissions or service charges for purchases made under the Purchase Plans. For the years ended December 31, 2013, 2012 and 2011 there were 36,217 shares, 38,787 shares and 36,167 shares, respectively, purchased through the ESPP. For the years ended December 31, 2013, 2012 and 2011, there were 15,504 shares, 16,754 shares and 15,538 shares, respectively, purchased through the DSPP. At December 31, 2013, there were 66,852 and 185,820 shares available for issuance in the ESPP and DSPP, respectively.